Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table shows revenue, selected current assets and long-lived assets (all non-current assets except goodwill, intangibles and deferred tax assets) by geographic area (in thousands):

	Year Ended December 31,
	2013	2012	2011
Revenue:
United States	$297,862	$270,342	$232,862
Mexico	362,986	321,749	281,135
	$660,848	$592,091	$513,997

Pawn loans and consumer loans:
United States	$66,548	$56,189	$41,184
Mexico	50,136	48,871	32,961
	$116,684	$105,060	$74,145

Inventories:
United States	$40,910	$32,664	$23,745
Mexico	36,883	32,681	20,667
	$77,793	$65,345	$44,412

Long-lived assets:
United States	$58,539	$47,343	$40,008
Mexico	52,339	48,452	35,383
	$110,878	$95,795	$75,391